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John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-31
P.O. Box 111
Boston, Massachusetts  02117-0111


VIA EDGAR
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July 14, 2003


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

RE   John Hancock Life Insurance Company
     Registration Statements Filed On Form N-6
     -----------------------------------------

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John Hancock Variable Life Account UV
  (Variable Estate Protection Plus)                           # 333-73082
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John Hancock Variable Life Account UV
  (Variable Estate Protection Edge)                           # 333-73072
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     John Hancock Variable Life Insurance Company
     Registration Statements Filed On Form N-6
     -----------------------------------------

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John Hancock Variable Life Account S
  (Variable Estate Protection, Majestic Variable
  Estate Protection, Majestic Variable Estate
  Protection 98, Variable Estate Protection Plus)             #  33-64366
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John Hancock Variable Life Account S
  (Variable Estate Protection Edge)                           # 333-55172
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/Ronald J. Bocage
--------------------------

Ronald J. Bocage
Vice President and Counsel